OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
Other accounts receivable and prepaid expenses consisted of the following at June 30, 2025 and December 31, 2024, respectively:

	June 30, 2025	December 31, 2024
	(Unaudited)
Government authorities	$1,491	$1,501
Prepaid expenses	778	1,037
Advances to suppliers	3,312	4,587
Other receivables	823	33
Total	$6,404	$7,158